UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income tax relating to changes in revaluation surplus included in other comprehensive income for joint venture and associates	$ 102,306	$ 880	$ 195,918	$ (3,832)
Income tax relating to changes in revaluation surplus included in other comprehensive income	$ 672,205	$ 863	$ 1,326,453	$ 35,204